Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Rent Commitment

The Company’s subsidiary Fuling USA leases manufacturing facilities under operating leases. Operating lease expense amounted to $534,077, $454,223 and $384,728 for the years ended December 31, 2017, 2016 and 2015, respectively.

Future minimum lease payments under non-cancelable operating leases are as follows:

Twelve months ended December 31,
2018	$534,589
2019	544,891
2020	555,516
2021	506,315
2022	457,328
Thereafter	665,705
Total	$3,264,344

Letters of Credit

As of December 31, 2017 and 2016, the Company had $6,546,920 and $6,806,580 outstanding in trade letters of credit, respectively.

Purchase Commitment

As of December 31, 2017, the Company had approximately $8.0 million purchase commitments for construction. These commitments represent the amount of agreements signed but yet not paid.  Pursuant to the signed agreement, the payment is not due until the construction is completed, and there is no a fixed deadline for the completion of construction.